Subsequent Events (FY) (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 23, 2023	Dec. 31, 2020
Subsequent Event [Abstract]
Number of new issued shares value		$ 28,500
Subsequent Event [Member] | Investor [Member] | Convertible Preferred Stock [Member] | Minimum [Member]
Subsequent Event [Abstract]
Number of new issued shares value	$ 65,000